INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
SCHEDULE OF RECONCILIATION OF EXPECTED INCOME TAX EXPENSES (RECOVERY)

The following table reconciles the expected income tax expense (recovery) at the Canadian statutory income tax rates to the amounts recognized in the consolidated statements of operations and comprehensive loss for the year ended December 31, 2023 and 2022:

	2023	2022	2021
	$	$	$
Loss for the year	(701,215)	(818,228)	(1,708,132)

Expected income tax recovery (27%)	(189,000)	(221,000)	(461,000)
Change in statutory, foreign tax, foreign exchange rates and other	(54,000)	(2,000)	-
Permanent differences and other	192,000	91,000	134,000
Share issue cost	-	(5,000)	(5,000)
Change in unrecognized deductible temporary differences	51,000	137,000	356,000
Total income tax expense (recovery)	-	-

SCHEDULE OF SIGNIFICANT COMPONENTS OF DEFERRED TAX ASSET AND LIABILITIES

The significant components of the Company’s deferred tax assets are as follows:

	2023	2022	2021
	$	$	$
Share issue costs	19,000	26,000	29,000
Property and equipment	332,000	219,000	164,000
Intangible asset	157,000	157,000	157,000
Non-capital losses	5,664,000	5,719,000	5,636,000
Total	6,172,000	6,121,000	5,986,000
Unrecognized deferred tax assets	6,172,000	(6,121,000)	(5,986,000)
Deferred income tax asset (liability)	-	-